Taxes (Tables) - HCYC Group Company Limited [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Composition of Income Tax Expenses

The following table presents the composition of income tax expenses for the six months ended September 30, 2024 and 2023:

	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)

Current income tax expense	$-	$-
Income tax (benefits) expense	(11,538)	34,250
	$(11,538)	$34,250

The following table presents the composition of income tax expenses for the years ended March 31, 2024 and 2023:

	For the Years Ended March 31,
	2024	2023

Current income tax expense	$-	$-
Deferred income tax expense(benefits)	37,227	(83,131)
	$37,227	$(83,131)

Schedule of Effective Income Tax Rate

The following table reconciles the Hong Kong statutory rates to the Company’s effective tax rate for the six months ended September 30, 2024 and 2023:

	For the six months ended September 30,
	2024	2023
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential	-6.34%	6.06%
Effect of tax relief	0.06%	0.89%
Effect of non-deductible items	-0.11%	0.13%
Effect of change in valuation allowance	-%	-1.80%
Effective tax rate (Unaudited)	1.86%	13.53%

The following table reconciles the Hong Kong statutory rates to the Company’s effective tax rate for the years ended March 31, 2024 and 2023:

	For the Years Ended March 31,
	2024	2023
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential	-%	0.09%
Effect of tax relief	-0.91%	-0.54%
Effect of non-deductible items	0.17%	-0.13%
Effect of change in valuation allowance	-6.74%	24.15%
others	66.39%	-%
Effective tax rate	67.16%	31.82%

Schedule of Deferred Tax Assets

Deferred tax assets are composed of the following:

	(Unaudited)
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$57,980	$46,048
Less: valuation allowance	-	-
Total deferred tax assets	$57,980	$46,048

Deferred tax assets are composed of the following:

	March 31, 2024	March 31, 2023

Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$46,048	$83,014
Less: valuation allowance	-	-
Total deferred tax assets	$46,048	$83,014